American Century Investments®
Quarterly Portfolio Holdings
Select Fund
January 31, 2024

Select Fund - Schedule of Investments
JANUARY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Automobiles — 2.3%
Tesla, Inc.(1)	621,100	116,325,819
Beverages — 1.6%
Constellation Brands, Inc., Class A	263,700	64,627,596
Diageo PLC	366,600	13,240,809
		77,868,405
Biotechnology — 3.9%
Biogen, Inc.(1)	274,700	67,757,502
Regeneron Pharmaceuticals, Inc.(1)	77,300	72,876,894
Vertex Pharmaceuticals, Inc.(1)	125,000	54,172,500
		194,806,896
Broadline Retail — 6.4%
Amazon.com, Inc.(1)	2,070,600	321,357,120
Capital Markets — 1.5%
MSCI, Inc.	126,300	75,605,706
Commercial Services and Supplies — 0.5%
Veralto Corp.	308,200	23,635,858
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	103,900	72,198,032
Energy Equipment and Services — 0.9%
ChampionX Corp.	1,556,800	42,671,888
Entertainment — 0.5%
Electronic Arts, Inc.	184,800	25,424,784
Financial Services — 5.8%
Mastercard, Inc., Class A	470,100	211,183,023
PayPal Holdings, Inc.(1)	183,700	11,269,995
Visa, Inc., Class A	238,500	65,172,510
		287,625,528
Ground Transportation — 0.2%
Canadian Pacific Kansas City Ltd.	128,600	10,348,644
Health Care Equipment and Supplies — 1.1%
GE HealthCare Technologies, Inc.	425,300	31,200,008
Penumbra, Inc.(1)	90,400	22,797,976
		53,997,984
Health Care Providers and Services — 2.9%
UnitedHealth Group, Inc.	287,300	147,022,902
Hotels, Restaurants and Leisure — 1.8%
Airbnb, Inc., Class A(1)	464,500	66,953,030
Starbucks Corp.	273,500	25,443,705
		92,396,735
Insurance — 0.7%
Progressive Corp.	188,700	33,635,775
Interactive Media and Services — 14.1%
Alphabet, Inc., Class A(1)	1,656,400	232,061,640
Alphabet, Inc., Class C(1)	1,451,400	205,808,520
Meta Platforms, Inc., Class A(1)	685,400	267,401,956
		705,272,116
Life Sciences Tools and Services — 0.7%
Danaher Corp.	151,700	36,394,347

Machinery — 4.8%
FANUC Corp.	273,900	7,576,721
Graco, Inc.	906,600	77,332,980
Lincoln Electric Holdings, Inc.	188,200	41,821,804
Middleby Corp.(1)	422,800	59,644,396
Otis Worldwide Corp.	620,500	54,877,020
		241,252,921
Oil, Gas and Consumable Fuels — 0.2%
EOG Resources, Inc.	107,100	12,186,909
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	32,400	4,276,476
Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	508,900	24,869,943
Eli Lilly & Co.	99,100	63,979,951
		88,849,894
Professional Services — 0.2%
Verisk Analytics, Inc.	43,200	10,434,096
Semiconductors and Semiconductor Equipment — 10.2%
Analog Devices, Inc.	463,300	89,120,388
KLA Corp.	97,500	57,918,900
NVIDIA Corp.	515,100	316,925,577
Texas Instruments, Inc.	271,100	43,408,532
		507,373,397
Software — 19.0%
Adobe, Inc.(1)	150,900	93,223,002
Atlassian Corp., Class A(1)	368,300	91,990,291
Autodesk, Inc.(1)	295,000	74,873,950
Crowdstrike Holdings, Inc., Class A(1)	164,400	48,087,000
Microsoft Corp.	1,070,000	425,410,600
Roper Technologies, Inc.	156,100	83,825,700
Salesforce, Inc.(1)	376,900	105,942,821
Zscaler, Inc.(1)	120,600	28,421,802
		951,775,166
Specialized REITs — 1.2%
American Tower Corp.	149,800	29,308,370
Equinix, Inc.	36,400	30,203,628
		59,511,998
Specialty Retail — 3.4%
Lowe's Cos., Inc.	501,200	106,675,408
TJX Cos., Inc.	543,800	51,612,058
Tractor Supply Co.	47,400	10,646,040
		168,933,506
Technology Hardware, Storage and Peripherals — 11.7%
Apple, Inc.	3,162,200	583,109,680
Textiles, Apparel and Luxury Goods — 1.0%
NIKE, Inc., Class B	485,500	49,292,815
TOTAL COMMON STOCKS (Cost $2,017,684,938)		4,993,585,397
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,295	13,295
Repurchase Agreements — 0.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.00%, 8/15/25 - 11/15/31, valued at $593,882), in a joint trading account at 5.26%, dated 1/31/24, due 2/1/24 (Delivery value $581,015)		580,930
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.50%, 1/15/28, valued at $5,421,393), at 5.29%, dated 1/31/24, due 2/1/24 (Delivery value $5,315,781)		5,315,000

TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 2.25% - 2.75%, 11/15/47 - 2/15/52, valued at $602,960), at 5.28%, dated 1/31/24, due 2/1/24 (Delivery value $591,087)	591,000
6,486,930
TOTAL SHORT-TERM INVESTMENTS (Cost $6,500,225)	6,500,225
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,024,185,163)	5,000,085,622
OTHER ASSETS AND LIABILITIES†	(2,283,626)
TOTAL NET ASSETS — 100.0%	$4,997,801,996

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	4,047,620	USD	3,001,494	Goldman Sachs & Co.	3/28/24	$11,306
USD	10,027,516	CAD	13,410,600	Goldman Sachs & Co.	3/28/24	45,488
						$56,794

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,962,419,223	$31,166,174	—
Short-Term Investments	13,295	6,486,930	—
	$4,962,432,518	$37,653,104	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$56,794	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.